Share capital - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 02, 2020 USD ($) shares	Sep. 22, 2020 USD ($) shares	Sep. 21, 2020 vote $ / shares shares	Dec. 31, 2021 USD ($) vote shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Exercise of stock options (in shares)				1,233,084	32,648
Proceeds from exercise of stock options | $				$ 8,994	$ 0
Number of shares outstanding				142,994,051	138,172,445
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote				10
Conversion of Multiple Voting Shares to Subordinate Voting Shares (in shares)				(16,183,189)	0
Number of shares outstanding				76,064,619	92,247,808	0
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote				1
Exercise of stock options (in shares)				1,233,084	760
Proceeds from exercise of stock options | $				$ 8,994
Issuance for acquisitions (in shares)				138,522	6,711,923
Fair value of shares issued in acquisitions | $				$ 11,387	$ 254,738
Issuance under public listings (in shares)		29,171,050		3,450,000	29,171,050
Gross proceeds from share issuance | $		$ 715,481
Issuance fees | $		$ 42,966		$ 16,611	$ 42,966
Conversion of Multiple Voting Shares to Subordinate Voting Shares (in shares)				16,183,189	0
Number of shares outstanding				66,929,432	45,924,637	0
Subordinate Voting Shares | Mazooma
Disclosure of classes of share capital [line items]
Issuance for acquisitions (in shares)				138,522
Fair value of shares issued in acquisitions | $				$ 11,387
Subordinate Voting Shares | Smart2Pay
Disclosure of classes of share capital [line items]
Issuance for acquisitions (in shares)	6,711,923
Fair value of shares issued in acquisitions | $	$ 254,738
Class A Common Shares
Disclosure of classes of share capital [line items]
Shares conversion ratio		2.8
Class A common shares, Series A
Disclosure of classes of share capital [line items]
Number of votes per share | vote			1.0000001
Number of shares outstanding					0	68,032,894
Class A common shares, Series B
Disclosure of classes of share capital [line items]
Number of votes per share | vote			1
Number of shares outstanding					0	66,739,698
Class A common shares, Series C
Disclosure of classes of share capital [line items]
Number of votes per share | vote			1
Exchange ratio			1
Number of shares outstanding					0	56,259,910
Unsecured convertible debentures converted into Class A common shares | $		$ 30,180			$ 30,180
Class A common shares, Series D
Disclosure of classes of share capital [line items]
Number of votes per share | vote			1.0000002
Number of shares outstanding					0	44,403,491
Class B common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding					0	1,457,360
Shares conversion ratio		2.8
Class A preferred shares
Disclosure of classes of share capital [line items]
Exchange ratio		1
Number of shares authorized			1,000
Number of shares outstanding					0	1,000
Class B preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized		1,000	89,239,939
Redemption term (in years)			10 years
Redemption value per share (in dollars per share) | $ / shares			$ 1.00
Redemption metric as percentage of initial value on annual basis (percent)			15.00%
Number of shares outstanding					0	0
NHC Class A preferred shares
Disclosure of classes of share capital [line items]
Redemption value per share (in dollars per share) | $ / shares			$ 1.00
Redemption metric as percentage of initial value on annual basis (percent)			10.00%
NHC Class B preferred shares
Disclosure of classes of share capital [line items]
Redemption value per share (in dollars per share) | $ / shares			$ 1.00
Redemption metric as percentage of initial value on annual basis (percent)			10.00%
Shares conversion ratio		2.8
NHC Class C preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued			0
NHC Class D preferred shares
Disclosure of classes of share capital [line items]
Redemption term (in years)			10 years
Redemption value per share (in dollars per share) | $ / shares			$ 1.00
Liabilities | Class A common shares, Series A
Disclosure of classes of share capital [line items]
Number of shares outstanding					0	14,175,549
Liabilities | Class B preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding					0	32,000,000